Consolidated Balance Sheets (USD $)	Oct. 31, 2013	Apr. 30, 2013	Apr. 30, 2012
Current Assets
Cash	$ 2,186	$ 3,272	$ 109,710
Accounts receivable, net	908	513	256
Total Current Assets	3,094	3,785	109,966
Equipment, net			49,274
Total Assets	3,094	3,785	159,240
Current Liabilities
Accounts payable	71,732	18,702	12,500
Deferred Federal grant	11,217	11,217
Total Liabilities	82,949	29,919	12,500
Commitments and Contingencies
Stockholders' Equity (Deficiency)
Preferred stock, $0.0001 par value; 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized, 8,951,351, 8,951,351 and 8,951,351 issued and outstanding, respectively	895	895	895
Additional paid-in capital	265,730	255,330	236,355
Deficit accumulated during the development stage	(346,480)	(282,359)	(90,510)
Total Stockholders' Equity (Deficiency)	(79,855)	(26,134)	146,740
Total Liabilities and Stockholders' Equity (Deficiency)	$ 3,094	$ 3,785	$ 159,240